Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Particulars of Other Long-Term Liabilities
Other long-term liabilities consist of:

	2020	2019

Long-term portion of income taxes payable	$199	$234
Deferred revenue	52	74
Asset retirement obligation	39	34
Long-term portion of fair value of hedges [note 21]	5	8
Other	37	21

	$332	$371